Schedule of Investments (unaudited) October 31, 2019	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 113.2%

California — 109.8%

Corporate — 0.4%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 02/15/34	$2,435	$2,443,449

County/City/Special District/School District — 35.4%
California Municipal Finance Authority, RB, Orange County Civic Center Infrastructure Improvement Program Phase II, Series A, 5.00%, 06/01/43	2,000	2,433,300
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 08/01/21(a)	9,120	9,861,638
Chabot-Las Positas Community College District, GO, Election of 2016, Series A, 4.00%, 08/01/47	1,500	1,662,045
Chaffey Joint Union High School District, GO, CAB, Election of 2012, Series C(b):
0.00%, 08/01/32	250	172,020
0.00%, 08/01/33	500	327,180
0.00%, 08/01/34	510	318,107
0.00%, 08/01/35	545	324,013
0.00%, 08/01/36	500	283,765
0.00%, 08/01/37	650	351,819
0.00%, 08/01/38	625	322,813
0.00%, 08/01/39	750	370,335
0.00%, 08/01/40	1,855	875,745
0.00%, 08/01/41	305	137,582
0.00%, 02/01/42	350	154,235
City of Sacramento Caliifornia Transient Occupancy Tax Revenue, RB, Convention Center Complex, Series A, 5.00%, 06/01/43	1,230	1,494,475
Coronado Community Development Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A, 5.00%, 09/01/33	2,055	2,444,361
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Green Bond, Series A, 5.00%, 07/01/44	2,000	2,466,180
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series D, 5.00%, 12/01/45	1,430	1,689,945
County of Los Angeles Facilities Inc., RB, Vermont Corridor County Administration Building, Series A, 5.00%, 12/01/51	18,270	22,154,567

Security	Par (000)	Value

County/City/Special District/School District (continued)
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	$2,665	$2,839,398
County of San Luis Obispo Community College District, GO, Refunding Series B, 4.00%, 08/01/43	3,555	4,004,139
County of Santa Clara California, GO, Election of 2008, Series B, 4.00%, 08/01/43	10,225	10,843,203
Fremont Union High School District, GO, Refunding, 4.00%, 08/01/40	2,500	2,755,450
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 08/01/23(a)	5,500	6,349,860
Gavilan Joint Community College District, GO, Election of 2004, Series D(a):
5.50%, 08/01/21	2,170	2,337,133
5.75%, 08/01/21	8,400	9,083,088
Glendale Community College District, GO, Election of 2016, Series A, 4.00%, 08/01/46	8,000	8,874,240
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 07/15/21(a)	2,000	2,171,560
Hayward Unified School District, GO, Series A (BAM), 4.00%, 08/01/48	2,000	2,197,900
Kern Community College District, GO, Safety Repair & Improvements, Series C(a):
5.25%, 11/01/23	5,715	6,658,318
5.75%, 11/01/23	12,085	14,315,408
Los Alamitos Unified School District, GO, Refunding, School Facilities Improvement:
5.25%, 08/01/23(a)	2,185	2,521,577
5.25%, 08/01/39	1,515	1,732,418
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 08/01/20(a)	11,000	11,322,850
Mount San Jacinto Community College District, GO, Series A, 5.00%, 08/01/35	3,565	4,267,947
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 08/01/20(a)	10,000	10,293,700
Rio Elementary School District, GO, Series A (AGM), 5.25%, 08/01/40	5,865	6,940,524
Riverside County Public Financing Authority, Tax Allocation Bonds, Series A (BAM), 4.00%, 10/01/40	2,545	2,832,814
San Benito High School District, GO, Election of 2016, 4.00%, 08/01/48	5,000	5,587,300

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
San Diego California Unified School District, GO:
CAB, Election of 2008, Series K-2, 0.00%, 07/01/38(b)	$2,755	$1,483,678
CAB, Election of 2008, Series K-2, 0.00%, 07/01/39(b)	3,340	1,720,568
CAB, Election of 2008, Series K-2, 0.00%, 07/01/40(b)	4,285	2,114,519
Series B, 3.25%, 07/01/48	6,000	6,258,000
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project:
5.75%, 05/01/36	2,560	2,568,858
5.75%, 05/01/42	4,500	4,772,655
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 06/01/39	5,800	6,510,268
San Marcos Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A:
5.00%, 10/01/32	1,700	2,020,229
5.00%, 10/01/33	1,125	1,333,170
Santa Clara Unified School District, GO, Election of 2018, 3.25%, 07/01/44	8,000	8,378,000
Santa Clarita Community College District, GO, Refunding, 4.00%, 08/01/46	10,000	10,863,200
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,912,332
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 08/01/21(a)	5,390	5,781,907
Election of 2010, Series B, 5.50%, 08/01/39	3,195	3,663,227
Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,866,375

		228,019,938

Education — 7.8%
California Educational Facilities Authority, RB, Stanford University, Series V-1, 5.00%, 05/01/49	5,800	8,880,264
California Municipal Finance Authority, RB, Emerson College, 6.00%, 01/01/22(a)	2,750	3,040,812
California Municipal Finance Authority, Refunding RB, Emerson College, Series B, 5.00%, 01/01/42	1,750	2,075,797
California School Finance Authority, RB, Series A(c):
Kipp Socal Projects, 5.00%, 07/01/49	350	412,468
Kipp Socal Projects, 5.00%, 07/01/54	500	588,025
Real Journey Academies, 5.00%, 06/01/58	2,765	2,880,660

Security	Par (000)	Value

Education (continued)
California Statewide Communities Development Authority, Refunding RB, CHF-Irvine LLC, 5.00%, 05/15/40	$750	$869,213
University of California, RB, Limited Project, Series M, 5.00%, 05/15/47	15,000	18,029,100
University of California, Refunding RB:
Series AO, 5.00%, 05/15/40	5,430	6,414,296
Series AZ, 4.00%, 05/15/48	6,000	6,724,500

		49,915,135

Health — 15.9%
California Health Facilities Financing Authority, RB:
Sutter Health, Series A, 5.00%, 11/15/35	1,960	2,400,804
Children’s Hospital, Series A, 5.25%, 11/01/41	8,000	8,567,920
Lucile Slater Packard Children’s Hospital at Stanford, Series A, 4.00%, 11/15/47	825	903,029
Sutter Health, Series A, 4.00%, 11/15/42	450	500,886
Sutter Health, Series B, 6.00%, 08/15/20(a)	9,655	10,028,166
California Health Facilities Financing Authority, Refunding RB:
Providence Health & Service, 5.00%, 10/01/24(a)	4,745	5,641,331
Providence Health & Service, 5.00%, 10/01/38	6,225	7,171,075
St. Joseph Health System, Series A, 5.00%, 07/01/37	10,000	11,221,400
Sutter Health, Series B, 5.00%, 11/15/46	8,295	9,839,280
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A:
5.00%, 02/01/37	3,110	3,689,704
5.00%, 02/01/42	5,250	6,183,922
California Statewide Communities Development Authority, RB:
Green Bond, Marin General Hospital, 4.00%, 08/01/45	2,500	2,615,850
Huntington Memorial Hospital Project, 4.00%, 07/01/48	2,220	2,417,713
California Statewide Communities Development Authority, Refunding RB:
Episcopal Communities & Services, 5.00%, 05/15/42	1,135	1,224,200
Front Porch Communities and Services, 4.00%, 04/01/42	3,005	3,279,717
Front Porch Communities and Services, 4.00%, 04/01/47	2,655	2,878,657
Front Porch Communities and Services, 5.00%, 04/01/47	2,995	3,520,263
John Muir Health, Series A, 5.00%, 08/15/51	1,635	1,931,360

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
John Muir Health, Series A, 5.00%, 12/01/53	$1,000	$1,214,730
John Muir Health, Series A, 4.00%, 12/01/57	3,250	3,454,328
John Muir Health, Series A, 5.00%, 12/01/57	1,750	2,110,395
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	6,235	6,669,829
University of California Regents Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 05/15/47	4,000	4,667,240

		102,131,799

Housing — 2.6%
California Community Housing Agency, RB, M/F Housing, Verdant At Green Valley Project, 5.00%, 08/01/49(c)	2,145	2,411,237
California Housing Finance, RB, S/F Housing, Series A, 4.25%, 01/15/35	958	1,124,077
California Statewide Communities Development Authority, Special Assessment Bonds, S/F Housing, Statewide Community Infrastructure Program:
5.00%, 09/02/39	535	635,505
5.00%, 09/02/44	615	722,465
5.00%, 09/02/49	900	1,050,516
Freddie Mac Multifamily Certificates, RB, M/F Housing, Pass-Through, Class A, 3.35%, 11/25/33	9,854	10,863,333

		16,807,133

State — 3.1%
State of California, GO:
Various Purposes, 6.00%, 03/01/33	5,000	5,079,600
Refunding, 5.00%, 08/01/45	5,690	6,686,945
Refunding Veterans Bond, 4.00%, 12/01/40	4,000	4,384,480
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	2,015	2,328,877
State of California Public Works Board, RB, California State Prisons, Series C, 5.75%, 10/01/31	1,205	1,303,376

		19,783,278

Tobacco — 5.9%
Golden State Tobacco Securitization Corp., Refunding RB:
Asset-Backed, Series A (AGM), 5.00%, 06/01/40	9,765	11,177,800
Series A-1, 5.00%, 06/01/31	7,560	9,065,952
Series A-1, 3.50%, 06/01/36	10,055	10,256,100
Series A-2, 5.00%, 06/01/47	4,200	4,323,270

Security	Par (000)	Value

Tobacco (continued)
Tobacco Securitization Authority of Southern California, Refunding RB, San Diego Country Tobacco Asset Securitization Corporation:
5.00%, 06/01/48	$1,155	$1,330,421
0.00%, 06/01/54(b)	13,750	2,035,413

		38,188,956

Transportation — 18.9%
Alameda Corridor Transportation Authority, Refunding RB, 2nd Subordinate Lien, Series B, 5.00%, 10/01/35	1,500	1,741,200
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge Subordinate, 4.00%, 04/01/42	5,000	5,563,300
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT, 5.00%, 12/31/43	13,915	16,299,474
California Municipal Finance Authority, Refunding ARB, United Airlines, Inc. Project, AMT, 4.00%, 07/15/29(d)	3,720	4,222,609
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.00%, 05/01/29	6,435	6,990,920
5.00%, 05/01/44	5,000	6,087,350
San Francisco International Airport, 5.00%, 05/01/41	5,000	5,801,300
City of Los Angeles California Department of Airports, ARB:
Los Angeles International Airport, Senior, Series D, 5.25%, 05/15/29	2,590	2,645,038
Senior Series A, AMT, 5.00%, 05/15/40	3,830	4,420,203
Series D, AMT, 5.00%, 05/15/35	2,000	2,326,900
Series D, AMT, 5.00%, 05/15/36	1,500	1,740,915
Sub-Series A, AMT, 5.00%, 05/15/47	6,725	7,911,424
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport:
5.00%, 05/15/43	7,000	8,694,420
Senior, Series A, 5.00%, 05/15/40	3,000	3,057,630
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/41	3,075	3,637,848
Series A, 5.00%, 03/01/47	11,770	13,749,832
Series A-1, 5.25%, 03/01/23	3,785	3,980,306
Series A-1, 6.25%, 03/01/34	1,400	1,485,470
County of Sacramento California Airport System Revenue, Refunding ARB:
Airport System Subordinate Revenue, Sub-Series B, 5.00%, 07/01/41	1,250	1,491,150
Senior Series A, 5.00%, 07/01/41	2,500	2,962,450

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 03/01/40	$4,545	$5,242,294
County of San Diego Regional Airport Authority, Refunding ARB, Subordinate, Series A, 5.00%, 07/01/42	4,275	5,154,325
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 08/01/44	500	567,460
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, AMT, Series A, 5.00%, 05/01/47	5,000	5,846,650

		121,620,468

Utilities — 19.8%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 04/01/21(a)	2,200	2,333,672
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Sewer System, Series B, 4.00%, 10/01/42	3,000	3,208,290
City of Los Angeles California Department of Water & Power, RB, Power System, Series A, 5.00%, 07/01/42	8,825	10,595,825
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	16,000	16,720,960
City of Los Angeles California Wastewater System Revenue, Refunding RB, Sub-Series A:
5.00%, 06/01/20(a)	1,325	1,355,197
5.00%, 06/01/28	675	690,134
City of Riverside California Electric Revenue, Refunding RB, Series A, 5.00%, 10/01/43	3,500	4,381,090
City of San Francisco California Public Utilities Commission Water Revenue, RB:
Series A, 5.00%, 11/01/39	5,245	6,164,291
Series B, 5.00%, 11/01/19(a)	10,000	10,000,000
City of San Mateo Foster Public Financing Authority, RB, Clean Water Program, 4.00%, 08/01/44	8,000	9,256,640
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 02/01/21(a)	4,000	4,245,200
East Bay California Municipal Utility District Water System Revenue, RB, Green Bond, Series A:
5.00%, 06/01/42	5,000	6,131,750
4.00%, 06/01/45	4,585	5,133,687
5.00%, 06/01/45	5,500	6,709,395

Security	Par (000)	Value

Utilities (continued)
El Dorado Irrigation District, Refunding RB, Series A (AGM), 5.25%, 03/01/39	$10,000	$11,549,600
Milpitas Municipal Financing Authority, RB, 4.00%, 11/01/49(d)	7,870	8,781,346
San Diego Public Facilities Financing Authority, Refunding RB, Subordinate, Series A, 5.00%, 08/01/43	9,655	11,991,220
San Juan Water District, Refunding RB, San Juan & Citrus Heights, 5.25%, 02/01/33	7,325	7,988,645

		127,236,942

Total Municipal Bonds in California		706,147,098

Puerto Rico — 3.4%

State — 3.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	2,548	2,627,956
Series A-1, 5.00%, 07/01/58	4,449	4,656,146
Series A-2, 4.78%, 07/01/58	12,230	12,587,483
Series B-1, 4.75%, 07/01/53	848	873,915
Series B-2, 4.78%, 07/01/58	822	843,610

Total Municipal Bonds in Puerto Rico		21,589,110

Total Municipal Bonds — 113.2% (Cost — $678,969,082)		727,736,208

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 51.9%

County/City/Special District/School District — 23.8%
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	10,000	11,869,398
County of San Luis California Obispo Community College District, GO, Refunding, Election of 2014, Series A, 4.00%, 08/01/40	6,585	7,298,880
County of San Mateo California Community College District, GO, Election of 2014, Series A, 5.00%, 09/01/45	17,615	20,950,397
Foothill-De Anza Community College District, GO, Series C, 5.00%, 08/01/21(a)	40,000	42,754,000
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	17,999,643

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	$9,990	$11,997,391
Southwestern Community College District, GO, Election of 2008, Series D, 5.00%, 08/01/44	10,820	12,601,080
Visalia Unified School District, COP, (AGM), 4.00%, 05/01/48	8,493	8,608,073
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 08/01/40	17,000	19,071,110

		153,149,972

Education — 3.8%
University of California, RB, Series AM, 5.25%, 05/15/44	10,210	11,855,852
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	6,001	7,078,842
Series AF, 5.00%, 05/15/39	5,000	5,620,250

		24,554,944

Health — 16.0%
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanent, Sub-Series A-2, 4.00%, 11/01/44	17,720	19,702,514
California Health Facilities Financing Authority, RB:
City of Hope Obligated Group, 5.00%, 11/15/49	5,000	5,901,050
Lucile Salter Packard Children’s Hospital at Stanford, 5.00%, 11/15/56	6,000	7,171,200
Sutter Health, Series A, 5.00%, 08/15/52	14,520	16,181,669
California Health Facilities Financing Authority, Refunding RB:
Lucile Salter Packard Children’s Hospital, Series B, 5.00%, 08/15/55	4,500	5,264,460
Providence St. Joseph Health, Series A, 4.00%, 10/01/47	4,997	5,382,407
Sutter Health, Series A, 5.00%, 08/15/43	19,425	22,652,459

Security	Par (000)	Value

Health (continued)
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	$19,070	$20,682,750

		102,938,509

Transportation — 5.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/49(f)	10,005	10,992,393
City of Los Angeles California Department of Airports, ARB, Series D, AMT, 5.00%, 05/15/41	13,332	15,385,446
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/41	3,641	4,264,917
Senior Revenue, Series A, 5.00%, 05/15/40	5,500	6,347,550

		36,990,306

Utilities — 2.5%
City of Los Angeles California Wastewater System Revenue, RB, Green Bonds, Series A, 5.00%, 06/01/44	13,790	16,258,548

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 51.9% (Cost — $311,824,206)		333,892,279

Total Investments — 165.1% (Cost — $990,793,288)		1,061,628,487

Liabilities in Excess of Other Assets — (0.9)%		(5,750,370)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.7)%		(158,974,101)

VMTP Shares, at Liquidation Value, Net of Deferred Offering Costs — (39.5)%		(253,995,805)

Net Assets Applicable to Common Shares — 100.0%		$642,908,211

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on 04/01/2025, is $6,875,658.

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund, Institutional Class(b)	—	—	—	$—	$6,720	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of Period end, the entity is no longer held by the fund.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

LRB	Lease Revenue Bonds

M/F	Multi-Family

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	135	12/19/19	$17,590	$48,861
Long U.S. Treasury Bond	210	12/19/19	33,889	171,826
5-Year U.S. Treasury Note	64	12/31/19	7,629	11,880

				$232,567

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,061,628,487	$—	$1,061,628,487

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$232,567	$—	$—	$232,567

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(158,508,608)	$—	$(158,508,608)
VMTP Shares at Liquidation Value	—	(254,000,000)	—	(254,000,000)

	$—	$(412,508,608)	$—	$(412,508,608)